UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09703

Name of Fund: BCT Subsidiary, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BCT Subsidiary, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 –    Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BCT Subsidiary, Inc.

Semi-Annual Report | April 30, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

Semi-Annual Report:
Trust Summary	2
Financial Statements:
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Officers and Directors	14
Additional Information	15

BCT Subsidiary, Inc.

Trust Summary as of April 30, 2008

Investment Objective

The Trust’s investment objective is to manage a portfolio of fixed income securities that will assist its parent company, BlackRock Broad Investment Grade 2009 Term Trust, Inc. (“BCT”), in returning $15 per share (the initial public offering price per share of BCT) to investors on or about December 31, 2009 while providing high monthly income.

Performance

For the six months ended April 30, 2008, the Trust returned +3.11% based on net asset value (“NAV”), with dividends reinvested. For the same period, the Lipper U.S. Mortgage Funds category of closed-end funds posted an average return of -2.00% on a NAV basis. The Trust’s effective duration of 0.15 years was much shorter than its Lipper peers and thus, was beneficial to relative performance. The Trust’s market price premium versus its NAV narrowed substantially during the period.

Trust Information

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:
	4/30/08	10/31/07
Non-Government Agency
Mortgage-Backed Securities	65%	32%
Municipal Bonds	13	25
U.S. Government Agency Mortgage-
Backed Securities – Collateralized
Mortgage Obligations	10	27
Corporate Bonds	9	12
U.S. Government Agency
Mortgage-Backed Securities	3	4

BCT Subsidiary, Inc.
Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
	Global Rated Eligible Asset Trust Series 1998-A
	Class 1, 7.45%, 9/15/07 (a)	$234	$23
	Structured Mortgage Asset Residential Trust Series 2,
	8.24%, 11/07/07 (a)	568	57
	Total Asset-Backed Securities - 0.0%		80
Industry	Corporate Bonds
Capital Markets - 2.8%	Morgan Stanley Group, Inc.,10%, 6/15/08	1,000	1,005,188
	Total Corporate Bonds - 2.8%		1,005,188
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass Through Certificates:
	5.50%, 1/01/17 - 2/01/17	287	293,589
	6.50%, 7/01/29	14	14,759
	Total U.S. Government Agency Mortgage-Backed
	Securities - 0.9%		308,348
	U.S. Government Agency Mortgage - Backed Securities -
	Collateralized Mortgage Obligations
	Fannie Mae Trust:
	Series G-21 Class L, 0.95%, 7/25/21 (b)	246	5,221
	Series 1992-174 Class S, 0.098%, 9/25/22 (b)	2,488	9,163
	Series 1993-49 Class L, 0.445%, 4/25/13 (b)	1,887	11,963
	Series 1993-214 Class SH,10.773%, 12/25/08 (c)	17	17,832
	Series 1994-13 Class SJ, 8.75%, 2/25/09 (c)	2	1,781
	Series 2003-70 Class ID, 5%, 4/25/22 (b)	1,739	12,798
	Series 2004-13 Class IG, 5%, 10/25/22 (b)	665	14,036
	Freddie Mac Multiclass Certificates:
	Series 1506 Class S,12.012%, 5/15/08 (c)	0	69
	Series 1515 Class S,11.505%, 5/15/08 (c)	11	11,028
	Series 1598 Class J, 6.50%, 10/15/08 (d)	399	398,920
	Series 1618 Class SA, 8.25%, 11/15/08 (c)	25	24,860
	Series 1661 Class SB,12.415%, 1/15/09 (c)	3	3,004
	Series 2523 Class EH, 5.50%, 4/15/20 (b)	1,080	43,179
	Series 2564 Class NC, 5%, 2/15/33	81	75,262
	Series 2739 Class PI, 5%, 3/15/22 (b)	2,368	44,149
	Series 2976 Class KI, 5.50%, 11/15/34 (b)	1,226	152,409
	Series 3189 Class KI, 6%, 1/15/35 (b)	1,496	185,678
	Series 3207 Class QI, 6%, 2/15/35 (b)	2,385	225,052
	Total U.S. Government Agency Mortgage - Backed Securities -
	Collateralized Mortgage Obligations - 3.4%		1,236,404
	Municipal Bonds
	Fresno, California, Taxable Pension Obligation Revenue
	Bonds, 7.80%, 6/01/14	500	560,075

See Notes to Financial Statements.

BCT Subsidiary, Inc.
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Kern County, California, Taxable Pension Obligation
Revenue Bonds, 6.98%, 8/15/09	$500	$518,700
Los Angeles County, California, Taxable Pension
Obligation Revenue Bonds, Series D, 6.97%,
6/30/08	500	503,165
Total Municipal Bonds - 4.4%		1,581,940
Non-Government Agency Mortgage Backed-Securities
Citicorp Mortgage Securities, Inc. Series 1993-14
Class A-4, 15.904%, 11/25/23 (c)	121	136,635
JPMorgan Alternative Loan Trust Series 2006-S1 Class
3A1A, 5.35%, 3/25/36 (c)	2,266	2,275,016
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2,
5.816%, 1/25/37 (c)	1,619	1,596,228
Nomura Asset Acceptance Corp. Series 2004-AR4 Class
2A3, 3.23%, 12/25/34 (c)	94	79,494
Residential Accredit Loans, Inc. Series 2002-QS16 Class
A3, 10.569%, 10/23/17 (c)	549	597,747
Salomon Brothers Mortgage Securities VI, Inc. Series
1987-3 Class A, 12.50%, 10/23/17 (e)	11	10,889
Structured Adjustable Rate Mortgage Loan Trust Series
2004-11 Class A, 6.571%, 8/25/34 (c)	458	459,349
Vendee Mortgage Trust Series 2002-1 Class 1IO, 0.043%,
10/15/31 (b)(c)	11,059	24,294
WaMu Mortgage Pass-Through Certificates (c):
Series 2003-AR10 Class A6, 4.054%, 10/25/33	1,000	998,896
Series 2005-AR4 Class A3, 4.585%, 4/25/35	1,000	999,133
Wells Fargo Mortgage Backed Securities Trust Series
2004-N Class A6, 4%, 8/25/34 (c)	500	482,950
Total Non-Government Agency Mortgage-Backed
Securities - 21.5%		7,660,631
Total Long-Term Investments (Cost - $11,715,387) - 33.0%		11,792,591

See Notes to Financial Statements.

BCT Subsidiary, Inc.
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
U.S. Government Agency Obligations
Federal Home Loan Bank, 1.75%, 5/01/08	$23,700	$23,700,000
Total Short-Term Securities (Cost - $23,700,000) - 66.4%		23,700,000
Total Investments
(Cost - $35,415,387*) - 99.4%		35,492,591
Other Assets Less Liabilities - 0.6%		204,982
Net Assets - 100.0%		$35,697,573

   *  The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,415,432
Gross unrealized appreciation	$481,865
Gross unrealized depreciation	(404,706)
Net unrealized appreciation	$77,159

(a)	Issuer filed for bankruptcy or is in default of interest payments.

(b)	Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the principal only portion of a mortgage-backed security.

•	Swaps outstanding as of April 30, 2008 were as follows:

Notional
	Amount	Unrealized
	(000)	Appreciation
Receive (pay) a variable return based on the change in the since inception return of the Bank of America CMBS AAA 10-year Index and pay a fixed rate of 1.8613%
Broker, Barclays Bank, PLC
Expires, July 2008	$ 5,000	-

    •  Financial futures contracts sold as of April 30, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
87	2-Year U.S. Treasury Bond	June 2008	$ 18,677,345	$ 173,533

See Notes to Financial Statements.

BCT Subsidiary, Inc.

Statement of Assets and Liabilities
	April 30, 2008 (Unaudited)
Assets:	Investments at value - unaffiliated (cost - $35,415,387)	$35,492,591
	Cash	15,659
	Interest receivable	104,875
	Receivable on swaps	127,182
	Dividends receivable	18
	Other assets	5,097
	Total assets	35,745,422

Liabilities:	Margin variation payable	33,984
	Other accrued expenses payable	13,865
	Total liabilities	47,849

Net Assets:	Net Assets	$35,697,573

Net Assets Consist of:	Par value $0.01 per share	$29,571
	Paid-in capital in excess of par	36,404,662
	Undistributed net investment income	2,288,632
	Accumulated net realized loss	(3,276,029)
	Net unrealized appreciation/depreciation	250,737

	Net Assets	$35,697,573
	Net Asset Value per share	$12.07
	($35,697,573 ÷ 2,957,093 shares issued outstanding)

	See Notes to Financial Statements.

BCT Subsidiary, Inc.

Statement of Operations
	Six Months Ended April 30, 2008 (Unaudited)
Investment	Interest	$674,891
Income:	Dividends	83
	Total income	674,974

Expenses:	Excise tax	32,508
	Net investment income	642,466

Realized &	Net realized gain (loss) from:
Unrealized	Investments	(79,700)
Gain (Loss):	Futures and swaps	9,589
		(70,111)

	Net change in unrealized appreciation/depreciation on:
	Investments	328,978
	Futures	173,533
		502,511
	Total realized and unrealized gain	432,400

	Net Increase in Net Assets Resulting from Operations	$1,074,866

	See Notes to Financial Statements.

BCT Subsidiary, Inc.

Statements of Changes in Net Assets

		Six Months
		Ended	Year Ended
		April 30,	October 31,
Increase (Decrease) in Net Assets:		2008 (Unaudited)	2007
Operations:	Net investment income	$642,466	$1,704,770
	Net realized gain (loss)	(70,111)	3,009
	Net change in unrealized appreciation/depreciation	502,511	77,304
	Net increase in net assets resulting from operations	1,074,866	1,785,083

Dividends to	Net investment income	(1,609,057)	(1,828,651)
Shareholders from:

Net Assets:	Total decrease in net assets	(534,191)	(43,568)
	Beginning of period	36,231,764	36,275,332
	End of period	$35,697,573	$36,231,764

	End of period undistributed net investment income	$2,288,632	$3,255,223

	See Notes to Financial Statements.

BCT Subsidiary, Inc.
Financial Highlights

		Six Months Ended
		April 30,		Year Ended October 31,
		2008 (Unaudited)		2007	2006	2005	2004	2003
Per Share	Net asset value, beginning of period	$12.25		$12.27	$12.51	$12.74	$14.09	$14.05
Operating	Net investment income	0.22	[1]	0.58	0.55	0.54	0.69	1.17
Performance:	Net realized and unrealized gain (loss)	0.14		0.02	(0.02)	(0.77)	0.11	(1.13)
	Net increase (decrease) from investment operations	0.36		0.60	0.53	(0.23)	0.80	0.04
	Dividends and distributions from:
	Net investment income	(0.54)		(0.62)	(0.77)	-	(1.62)	-
	Net realized gain	-		-	-	-	(0.53)	-
	Total dividends and distributions	(0.54)		(0.62)	(0.77)	-	(2.15)	-
	Net asset value, end of period	$12.07		$12.25	$12.27	$12.51	$12.74	$14.09

Total	Based on net asset value	3.11%	[3]	5.10%	5.18%	(1.81%)	6.64%	0.28%
Investment
Return:[2]
Assets:	Total expenses, excluding excise tax and interest expense	-		0.13%	1.01%	1.04%	1.03%	1.05%
	Total expenses	0.19%	[4]	1.32%	1.01%	2.30%	2.50%	1.95%
	Net expenses	0.19%	[4]	0.35%	1.01%	2.30%	2.50%	1.95%
	Net investment income	3.68%	[4]	4.82%	4.68%	4.70%	5.57%	8.59%

Supplemental	Net assets, end of period (000)	$35,698		$36,232	$36,275	$36,980	$37,672	$41,654
Data:	Portfolio turnover	21%		28%	3%	101%	14%	30%
	Asset coverage per $1,000	$-		$-	$ -	$-	$2,956	$3,262

[1]	Based on average shares outstanding.
[2]	This entity is not publicly traded. The total investment return is calculated assuming a purchase
	of a share at the current net asset value on the first day and a sale at the current net asset value on the
	last day of each period reported, with dividends reinvested at net asset value on ex-date. Past performance
	is not a guarantee of future results.
[3]	Aggregate total investment return.
[4]	Annualized.

	See Notes to Financial Statements.

Notes to Financial Statements

Note 1. Significant Accounting Policies

BCT Subsidiary, Inc. (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company. The Trust is organized as a Maryland corporation and was incorporated for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”). The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

On November 29, 2007, the Trust's Board of Directors approved a Plan of Liquidation and Dissolution. Accordingly, the Trust will liquidate substantially all of its assets on or about the close of business on December 31, 2009.

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: The Trust values its corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Trust’s pricing service. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Trust may engage in various portfolio investment strategies to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

  Financial futures contracts — The Trust may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from, or pay to, the

Notes to Financial Statements (continued)

  broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Trust as unrealized gains or losses.

  When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Total Return Swaps — The Trust may invest in total return swaps which are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty. These periodic payments received or made by the Trust are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
  When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

Mortgage-Backed Securities: The Trust may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Stripped Mortgage-Backed Securities: The Trust may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal pre-payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Trust may not fully recoup its initial investment in IO’s. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Trust also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of the Trust's limit on illiquid securities.

Notes to Financial Statements (continued)

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain investments (e.g., swaps or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust’s financial statements. The Trust files U.S. Federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. Federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006.The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trust’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required

Notes to Financial Statements (concluded)

to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trust’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Trust’s financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment and administration services. Merrill Lynch & Co. Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The Advisor does not collect a fee.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended April 30, 2008 were $5,677,353 and $2,273,410, respectively.

4. Capital:

There are 200 million of $0.01 par value common shares authorized. BCT owned all of the shares outstanding at April 30, 2008.

5. Capital Loss Carryforward:

As of November 30, 2007, the Trust had a capital loss carryforward of $3,205,918, of which $2,058,299 expires in 2011, $684,360 expires in 2012 and $463,259 expires in 2014. This amount will be available to offset future realized capital gains.

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Computershare Trust Companies, N.A.
Canton, MA 02021

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Fund Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

Additional Information

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

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If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Trust. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –    Code of Ethics – Not Applicable to this semi-annual report

Item 3 –    Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –    Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –    Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –    Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –    Portfolio Managers of Closed-End Management Investment Companies – As of April 30, 2008

(a) Not Applicable

(b) Effective May 22, 2008, Stuart Spodek and Daniel Chen joined the Registrant’s portfolio management team.

(a)(1) As of May 22, 2008, BCT Subsidiary, Inc. is managed by a team of investment professionals comprised of Stuart Spodek, Managing Director at BlackRock and Daniel Chen, CFA, Director at BlackRock. Messrs. Spodek and Chen are the Fund’s co-portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Spodek and Chen have been members of the Fund’s management team since 2008.

Stuart Spodek, Managing Director and portfolio manager, is co-head of US Fixed Income within BlackRock's Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock's Portfolio Management Group and became a portfolio manager in 1995.

Daniel Chen, CFA, Director and portfolio manager, is a member of BlackRock's Fixed Income Portfolio Management Group. He is a member of the corporate bond team, with a sector focus on consumer products, utilities, capital securities, and banking. He has primary responsibility for managing credit-only portfolios as well as managing total return client portfolios. Mr. Chen joined the Portfolio Management Group in 2002. He began his career at BlackRock in 1999 as an analyst in the Portfolio Analytics Group.

(a)(2) As of April 30, 2008:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Stuart Spodek	20	17	230	0	4	19
	$7.64 Billion	$7.18 Billion	$88.4 Billion	$0	$2.72 Billion	$6.45 Billion
Daniel Chen,
CFA	5	1	2	0	0	0
	$3.55 Billion	$72.6 Million	$297 Million	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. In this regard, it should be noted that Mr. Spodek currently manages certain accounts that are subject to performance fees. In addition, Mr. Spodek assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of April 30, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill
Lynch 1-3 Year Treasury Index, Lehman Brothers Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
Daniel Chen, CFA	A combination of market-based indices (e.g., custom 70% Lehman Brothers High Yield
/30% Lehman Brothers Credit Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

     Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of April 30, 2008, neither of Messrs. Spodek or Chen beneficially owned any stock issued by the Fund.

Item 9 –    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –  Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

11(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –   Exhibits attached hereto

12(a)(1) –  Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –  Certifications – Attached hereto

12(a)(3) –  Not Applicable

12(b) –      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCT Subsidiary, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BCT Subsidiary, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BCT Subsidiary, Inc.

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BCT Subsidiary, Inc.

Date: June 23, 2008